RISK MANAGEMENT - Disclosure of Maturity Profile for Financial Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Credit Risk Exposure [Line Items]
Borrowings and interest (1)	$ 17,177	$ 0
Trade and other payables	6,958	10,793
Lease liability	5,561	1,723	$ 1,889	$ 2,072
Liquidity Risk
Disclosure Of Credit Risk Exposure [Line Items]
Deferred consideration	17,500	19,229
Contingent consideration	1,427
Borrowings and interest (1)	21,118
Trade and other payables	3,739	7,373
Lease liability	6,668	2,073
Financial liabilities	50,452	28,675
Liquidity Risk | Less than 1 year
Disclosure Of Credit Risk Exposure [Line Items]
Deferred consideration	17,500	19,229
Contingent consideration	1,427
Borrowings and interest (1)	1,296
Trade and other payables	3,739	7,373
Lease liability	1,217	533
Financial liabilities	25,179	27,135
Liquidity Risk | Between 1 and 2 years
Disclosure Of Credit Risk Exposure [Line Items]
Deferred consideration	0	0
Contingent consideration	0
Borrowings and interest (1)	1,151
Trade and other payables	0	0
Lease liability	1,293	522
Financial liabilities	2,444	522
Liquidity Risk | More than 2 years
Disclosure Of Credit Risk Exposure [Line Items]
Deferred consideration	0	0
Contingent consideration	0
Borrowings and interest (1)	18,671
Trade and other payables	0	0
Lease liability	4,158	1,018
Financial liabilities	$ 22,829	$ 1,018